UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RNC Genter Dividend Income Fund

Ticker Symbol: (GDIIX)

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (877) 5GENTER or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (877) 5GENTER if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

RNC Genter Dividend Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	14
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the RNC Genter Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	BASIC MATERIALS — 2.5%
9,000	International Paper Co.	$421,290
	COMMUNICATIONS — 14.1%
21,400	AT&T, Inc.	662,544
14,600	Cisco Systems, Inc.	816,870
5,500	Omnicom Group, Inc.	440,165
7,700	Verizon Communications, Inc.	440,363
		2,359,942
	CONSUMER, CYCLICAL — 3.0%
9,100	Carnival Corp.[1]	499,226
	CONSUMER, NON-CYCLICAL — 24.2%
5,900	AbbVie, Inc.	468,401
8,700	Altria Group, Inc.	472,671
2,200	Amgen, Inc.	394,504
12,300	Bristol-Myers Squibb Co.	571,089
10,800	CVS Health Corp.	587,304
2,300	Eli Lilly & Co.	269,192
8,100	General Mills, Inc.	416,907
3,000	Johnson & Johnson	423,600
5,200	Philip Morris International, Inc.	450,112
		4,053,780
	ENERGY — 14.0%
5,400	Chevron Corp.	648,324
4,600	Phillips 66	433,642
6,300	Royal Dutch Shell PLC - Class A - ADR[1]	400,239
6,000	Schlumberger Ltd.[1]	256,080
11,000	TOTAL S.A. - ADR[1]	612,370
		2,350,655
	FINANCIAL — 19.6%
8,100	BB&T Corp.	414,720
7,600	Citigroup, Inc.	537,320
5,100	JPMorgan Chase & Co.	591,855
9,900	MetLife, Inc.	456,687
7,000	Morgan Stanley	337,750
3,100	Travelers Cos., Inc.	445,625
10,400	Wells Fargo & Co.	503,464
		3,287,421
	INDUSTRIAL — 6.5%
1,900	Lockheed Martin Corp.	633,327

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
4,300	United Parcel Service, Inc. - Class B	$456,746
		1,090,073
	TECHNOLOGY — 9.0%
4,700	Microsoft Corp.	613,820
4,100	QUALCOMM, Inc.	353,133
12,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	538,986
		1,505,939
	UTILITIES — 2.7%
3,500	Sempra Energy	447,825
	TOTAL COMMON STOCKS
	(Cost $12,461,811)	16,016,151
	SHORT-TERM INVESTMENTS — 6.7%
1,129,672	Fidelity Investments Money Market Government Portfolio - Institutional, 2.350%[2]	1,129,672
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,129,672)	1,129,672

	TOTAL INVESTMENTS — 102.3%
	(Cost $13,591,483)	17,145,823

	Liabilities in Excess of Other Assets — (2.3)%	(392,975)
	TOTAL NET ASSETS — 100.0%	$16,752,848

ADR – American Depository Receipt

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.2%
Financial	19.6%
Communications	14.1%
Energy	14.0%
Technology	9.0%
Industrial	6.5%
Consumer, Cyclical	3.0%
Utilities	2.7%
Basic Materials	2.5%
Total Common Stocks	95.6%
Short-Term Investments	6.7%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $13,591,483)	$17,145,823
Receivables:
Dividends and interest	32,512
Due from Advisor	1,253
Prepaid expenses	9,869
Total Assets	17,189,457

Liabilities:
Payables:
Investment securities purchased	396,945
Fund shares redeemed	2,902
Distribution fees (Note 7)	3,283
Auditing fees	9,200
Fund administration fees	7,717
Transfer agent fees and expenses	4,822
Chief Compliance Officer fees	2,795
Trustees' deferred compensation (Note 3)	2,020
Custody fees	831
Trustees' fees and expenses	390
Accrued other expenses	5,704
Total Liabilities	436,609

Net Assets	$16,752,848

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,757,128
Total distributable earnings	3,995,720
Net Assets	$16,752,848

Shares of beneficial interest issued and outstanding	1,005,498
Net asset value per share	$16.66

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,060)	$263,321
Interest	4,486
Total investment income	267,807

Expenses:
Advisory fees	67,067
Fund administration fees	26,688
Distribution fees (Note 7)	18,636
Registration fees	13,269
Auditing fees	9,181
Chief Compliance Officer fees	7,101
Transfer agent fees and expenses	6,961
Legal fees	6,066
Custody fees	4,768
Miscellaneous	3,908
Shareholder reporting fees	3,908
Trustees' fees and expenses	3,734
Insurance fees	474
Total expenses	171,761
Advisory fees waived	(67,067)
Other expenses absorbed	(11,569)
Net expenses	93,125
Net investment income	174,682

Realized and Unrealized Gain:
Net realized gain on investments	434,391
Net change in unrealized appreciation/depreciation on investments	142,369
Net realized and unrealized gain	576,760

Net Increase in Net Assets from Operations	$751,442

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$174,682	$327,997
Net realized gain on investments	434,391	1,412,048
Net change in unrealized appreciation/depreciation on investments	142,369	(980,291)
Net increase in net assets resulting from operations	751,442	759,754

Distributions to Shareholders:
From distributable earnings	(1,606,465)	(1,444,764)
Total distributions to shareholders	(1,606,465)	(1,444,764)

Capital Transactions:
Net proceeds from shares sold	2,929,365	1,905,032
Reinvestment of distributions	1,256,649	1,105,023
Cost of shares redeemed[1]	(1,967,352)	(3,248,893)
Net increase (decrease) in net assets from capital transactions	2,218,662	(238,838)

Total increase (decrease) in net assets	1,363,639	(923,848)

Net Assets:
Beginning of period	15,389,209	16,313,057
End of period	$16,752,848	$15,389,209
Capital Share Transactions:
Shares sold	182,151	103,824
Shares reinvested	83,833	59,975
Shares redeemed	(123,623)	(174,977)
Net increase (decrease) in capital share transactions	142,361	(11,178)

[1]	Net of redemption fee proceeds of $0 and $4, respectively.

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

FINANCIAL HIGHLIGTHS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.83	$18.66	$16.34	$15.78	$16.24	$15.67
Income from Investment Operations:
Net investment income[1]	0.19	0.38	0.34	0.33	0.31	0.30
Net realized and unrealized gain (loss)	0.49	0.48	2.73	0.55	(0.17)	0.96
Total from investment operations	0.68	0.86	3.07	0.88	0.14	1.26

Less Distributions:
From net investment income	(0.21)	(0.37)	(0.33)	(0.32)	(0.29)	(0.29)
From net realized gain	(1.64)	(1.32)	(0.42)	-	(0.31)	(0.40)
Total distributions	(1.85)	(1.69)	(0.75)	(0.32)	(0.60)	(0.69)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$16.66	$17.83	$18.66	$16.34	$15.78	$16.24

Total return[3]	5.10%[4]	4.43%	19.32%	5.68%	0.85%	8.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,753	$15,389	$16,313	$14,824	$17,539	$20,012

Ratio of expenses to average net assets:
Before fees waived	2.30%[5]	2.43%	2.30%	2.43%	2.26%	2.24%
After fees waived	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income to average net assets:
Before fees waived	1.29%[5]	0.86%	0.92%	0.87%	0.95%	0.86%
After fees waived	2.34%[5]	2.04%	1.97%	2.05%	1.96%	1.85%

Portfolio turnover rate	15%[4]	27%	29%	25%	40%	14%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2016-2018 and as of and during the six months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. Effective January 1, 2016, the Advisor has voluntarily agreed to waive 0.10% basis points of its management fee. The voluntary waiver will lower management fee from 0.90% to 0.80% of the Fund’s average daily assets until further notice. The Advisor may terminate this voluntary waiver at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary waiver. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

For the six months ended April 30, 2019, the Advisor waived all of its advisory fees $67,067 and absorbed other expenses of $11,569. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor will not seek recoupment of any advisory fees it waives pursuant to the voluntary advisory fees waiver discussed above. At April 30, 2019, the amount of these potentially recoverable expenses was $610,611. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2019	176,442
2020	166,408
2021	189,125
2022	78,636
Total	$610,611

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2019, are reported on the Statement of Operations.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$13,595,424
Gross unrealized appreciation	$3,892,725
Gross unrealized depreciation	(342,326)
Net unrealized appreciation	$3,550,399

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$26,085
Undistributed long-term capital gains	1,405,773
Accumulated earnings	1,431,585

Accumulated capital and other losses	-
Net unrealized appreciation	3,418,885
Total accumulated earnings	$4,850,743

The tax character of distributions paid during the fiscal years ended October 31, 2018 and October 31, 2017 were as follows:

Distribution paid from:	2018	2017
Ordinary income	$311,529	$301,784
Long-term capital gains	1,133,235	379,281
Total distributions paid	$1,444,764	$681,065

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2019 and the year ended October 31, 2018, the Fund received $0 and $4 respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments, were $2,829,285 and $2,290,087 respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

For the six months ended April 30, 2019, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

RNC Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$16,016,151	$-	$-	$16,016,151
Short-Term Investments	1,129,672	-	-	1,129,672
Total Investments	$17,145,823	$-	$-	$17,145,823

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

RNC Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 5-6, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and RNC Genter Capital Management, LLC (the “Investment Advisor”) with respect to the RNC Genter Dividend Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Russell 1000 Value Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Large Value fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended September 30, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the annualized total returns for the one- and three-year periods were above the Peer Group and Fund Universe median returns and the Russell 1000 Value Index returns. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the Index return by 0.27%, 0.31%, and 1.18%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and Index over the five-year period was due to security selection in the health care and materials sectors, the Fund’s underweight allocation to the financial sector, and the Fund’s cash position.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

RNC Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.15% and 0.25%, respectively. The Board noted, however, that the Investment Advisor voluntarily agreed to continue to reduce the advisory fee from 0.90% to 0.80% until further notice. The Board observed that the Fund’s advisory fee is lower than the management fee the Investment Advisor charges individuals to manage accounts with similar objectives and policies as the Fund, but higher than the management fee that the Investment Advisor charges to manage accounts with similar objectives and policies as the Fund for institutional WRAP clients. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.09% and 0.22%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended September 30, 2018. The Board noted that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Fund, and that the Investment Advisor had not realized a profit with respect to the Fund.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

RNC Genter Dividend Income Fund

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	11/1/18	4/30/19	11/1/18 – 4/30/19
Actual Performance	$1,000.00	$1,051.00	$6.35
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

RNC Genter Dividend Income Fund

A series of Investment Managers Series Trust

Investment Advisor

RNC Genter Capital Management LLC

11601 Wilshire Boulevard

Twenty-fifth Floor

Los Angeles, California 90025

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 5GENTER.

RNC Genter Dividend Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 5GENTER

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/08/19